Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	R$ 216,360	R$ 211,143
Financial investments	391,785	973,294
Trade receivables	856,887	593,263
Inventories	254,060	158,582
Recoverable taxes	67,166	38,811
Derivative financial instruments		301
Related parties	3,956	4,571
Other assets	82,515	66,962
Total current assets	1,872,729	2,046,927
Non-current assets
Financial investments	30,861	40,762
Derivative financial instruments		560
Related parties		6,819
Recoverable taxes	11,108	22,216
Deferred income tax	337,267	321,223
Other assets	78,038	57,534
Investments and interests in other entities	111,631	126,873
Property and equipment	59,031	73,885
Right-of-use assets	68,696	35,960
Intangible assets	3,184,047	3,257,360
Total non-current assets	3,880,679	3,943,192
Total assets	5,753,408	5,990,119
Current liabilities
Trade payables	182,748	103,292
Labor and social obligations	89,044	157,601
Lease liabilities	34,329	20,122
Loans and financing	102,873	228,448
Derivative financial instruments	3,693
Taxes and contributions payable	9,488	7,953
Income taxes payable	28,576	37,775
Advances from customers	16,079	35,291
Accounts payable to selling shareholders	1,060,746	799,553
Other liabilities	6,013	3,176
Total current liabilities	1,533,589	1,393,211
Non-current liabilities
Labor and social obligations	1,451	661
Lease liabilities	42,576	22,996
Loans and financing	1,833,956	1,602,879
Derivative financial instruments	110,154	223,561
Provision for legal proceedings	3,174	1,398
Accounts payable to selling shareholders	330,457	869,233
Other liabilities	621	946
Total non-current liabilities	2,322,389	2,721,674
Total liabilities	3,855,978	4,114,885
Equity
Share capital	11	11
Capital reserve	2,009,799	2,203,857
Treasury shares	(8,205)	(180,775)
Share-based compensation reserve	95,008	90,813
Accumulated losses	(199,183)	(238,672)
Total equity	1,897,430	1,875,234
Total liabilities and equity	R$ 5,753,408	R$ 5,990,119